UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22563

Mairs & Power Funds Trust
 (Exact name of registrant as specified in charter)

332 Minnesota Street, Suite W1520, St. Paul, MN 55101
 (Address of principal executive offices) (Zip code)

Andrea Stimmel, Treasurer
332 Minnesota Street, Suite W1520, St. Paul, MN 55101
 (Name and address of agent for service)

651-222-8478
Registrant’s telephone number, including area code

Date of fiscal year end: December 31, 2018

Date of reporting period:  March 31, 2018

Item 1. Schedule of Investments.

Mairs & Power Growth Fund
SCHEDULE OF INVESTMENTS (unaudited)		March 31, 2018

Shares	Security Description	Fair Value
	COMMON STOCKS 98.2%
	CONSUMER DISCRETIONARY 4.7%
380,000	Gentherm Inc (b)	$12,901,000
80,000	Home Depot Inc/The	14,259,200
770,000	Target Corp	53,461,100
1,275,000	Walt Disney Co/The	128,061,000
		208,682,300
	CONSUMER STAPLES 5.2%
1,800,000	General Mills Inc	81,108,000
4,310,000	Hormel Foods Corp	147,919,200
		229,027,200
	ENERGY 2.0%
1,370,000	Schlumberger Ltd (a)	88,748,600

	FINANCIALS 12.6%
800,000	American Express Co	74,624,000
1,350,000	Associated Banc-Corp	33,547,500
330,000	Charles Schwab Corp/The	17,232,600
1,255,000	Great Western Bancorp Inc	50,538,850
1,520,000	Principal Financial Group Inc	92,583,200
4,095,000	US Bancorp/MN	206,797,500
55,000	Visa Inc	6,579,100
1,360,000	Wells Fargo & Co	71,277,600
		553,180,350
	HEALTH CARE 23.3%
2,590,000	Abbott Laboratories	155,192,800
335,000	Baxter International Inc	21,788,400
850,000	Bio-Techne Corp	128,384,000
460,000	Eli Lilly & Co	35,590,200
1,285,000	Johnson & Johnson	164,672,750
2,165,000	Medtronic PLC (e)	173,676,300
860,000	Patterson Cos Inc	19,117,800
2,240,000	Pfizer Inc	79,497,600
3,530,000	Roche Holding AG (d)	101,046,250
305,000	UnitedHealth Group Inc	65,270,000
745,000	Zimmer Holdings Inc	81,234,800
		1,025,470,900
	INDUSTRIALS 27.6%
715,000	3M Co	156,956,800
1,135,000	CH Robinson Worldwide Inc	106,360,850
3,360,000	Donaldson Co Inc	151,368,000
1,945,000	Fastenal Co	106,177,550
470,000	Generac Holdings Inc (b)	21,577,700
370,000	General Electric Co	4,987,600
3,230,000	Graco Inc	147,675,600
1,195,000	Honeywell International Inc	172,689,450
1,470,000	Pentair PLC (a)	100,151,100
215,000	Proto Labs Inc (b)	25,273,250
215,000	Snap-on Inc	31,721,100
713,572	Tennant Co	48,308,824
1,610,000	Toro Co/The	100,544,500
415,000	United Parcel Service Inc, Class B	43,433,900
		1,217,226,224

Mairs & Power Growth Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)			March 31, 2018

Shares		Security Description	Fair Value
		COMMON STOCKS (continued)
		INFORMATION TECHNOLOGY 12.0%
142,000		Alphabet Inc (b)	$146,514,180
945,000		Badger Meter Inc	44,556,750
1,300,000		Corning Inc	36,244,000
1,455,000		Cray Inc (b)	30,118,500
1,400,000		Fiserv Inc (b)	99,834,000
55,000		Littelfuse Inc	11,449,900
455,000		Microsoft Corp	41,527,850
270,000		NVE Corp (f)	22,439,700
925,000		QUALCOMM Inc	51,254,250
210,000		Stratasys Ltd (a)(b)	4,237,800
2,220,000		Western Union Co/The	42,690,600
			530,867,530
		MATERIALS 9.8%
2,420,000		Bemis Co Inc	105,318,400
1,650,000		Ecolab Inc	226,165,500
1,980,000		HB Fuller Co	98,465,400
			429,949,300
		REAL ESTATE 1.0%
440,000		CoreSite Realty Corp	44,114,400

		TOTAL COMMON STOCKS	$4,327,266,804
		(cost $2,410,259,695)

		SHORT-TERM INVESTMENTS 1.8%
80,489,228		First American Government Obligations Fund, Class Z, 1.53% (c)	$80,489,228
		(cost $80,489,228)

		TOTAL INVESTMENTS 100.0%	$4,407,756,032
		(cost $2,490,748,923)

		OTHER ASSETS AND LIABILITIES (NET) 0.0%	2,032,153

		TOTAL NET ASSETS 100.0%	$4,409,788,185

	(a)	Foreign security denominated in U.S. dollars. As of March 31, 2018, these securities represented $193,137,500 or 4.4% of total net assets.
	(b)	Non-income producing.
	(c)	The rate quoted is the annualized seven-day effective yield as of March 31, 2018.
	(d)	American Depositary Receipt.
	(e)
Issuer headquartered overseas but considered domestic. In determining whether a security is foreign or domestic, the Adviser will generally look at the location of the headquarters of the issuer.  However, if the issuer is believed by the Adviser to be headquartered in a jurisdiction primarily for tax purposes, the Adviser will consider the following additional factors: 1) the location of the primary exchange trading its securities; 2) where it derives the majority of its revenues, and/or 3) where it earns the majority of its profits.

	(f)	Affiliated company at March 31, 2018.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Mairs & Power, Inc. (the "Adviser").

See accompanying Notes to Schedules of Investments.

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited)			March 31, 2018

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES 32.2%
	CORPORATE BONDS 29.2%
	CONSUMER DISCRETIONARY 2.9%
$500,000	Best Buy Co Inc	5.000%	08/01/18	$503,557
1,000,000	Ford Motor Credit Co LLC	3.000%	12/20/18	990,251
1,000,000	Time Warner Cable Inc	4.125%	02/15/21	1,010,827
1,000,000	Best Buy Co Inc	5.500%	03/15/21	1,055,897
555,000	Kohl’s Corp	4.000%	11/01/21	563,830
500,000	Whirlpool Corp	4.700%	06/01/22	526,027
750,000	Newell Rubbermaid Inc	4.000%	06/15/22	751,960
1,000,000	Block Financial LLC	5.500%	11/01/22	1,060,707
1,000,000	Wyndham Worldwide Corp	3.900%	03/01/23	973,782
2,702,000	LKQ Corp	4.750%	05/15/23	2,688,490
500,000	Hyatt Hotels Corp	3.375%	07/15/23	495,365
1,000,000	Viacom Inc	4.250%	09/01/23	1,014,889
2,000,000	Viacom Inc	3.875%	04/01/24	1,991,625
1,000,000	Tiffany & Co	3.800%	10/01/24	984,259
1,000,000	CBS Corp	3.500%	01/15/25	971,455
2,000,000	Coach Inc	4.250%	04/01/25	1,989,341
250,000	General Motors Co	4.000%	04/01/25	247,132
1,500,000	Ford Motor Credit Co LLC	4.134%	08/04/25	1,475,820
1,064,000	Block Financial LLC	5.250%	10/01/25	1,110,539
1,000,000	Ford Motor Co	4.346%	12/08/26	989,186
1,000,000	General Motors Co	4.200%	10/01/27	978,612
1,000,000	L Brands Inc	5.250%	02/01/28	942,500
1,000,000	Metropolitan Opera Association Inc	4.349%	10/01/32	962,735
2,000,000	Comcast Corp	4.250%	01/15/33	2,072,200
				26,350,986
	CONSUMER STAPLES 0.8%
2,250,000	Land O’ Lakes Inc (g)	6.000%	11/15/22	2,449,688
1,000,000	Walgreens Boots Alliance Inc	3.800%	11/18/24	984,839
500,000	Land O’ Lakes Inc (g)	7.250%	07/14/27	557,500
1,949,000	Land O’ Lakes Capital Trust I (g)	7.450%	03/15/28	2,216,987
1,000,000	Cargill Inc (g)	4.100%	11/01/42	1,005,452
				7,214,466
	ENERGY 0.8%
140,000	Gulf South Pipeline Co LP	4.000%	06/15/22	140,727
500,000	Western Gas Partners LP	4.000%	07/01/22	498,849
1,020,000	TechnipFMC PLC (a)(g)	3.450%	10/01/22	1,000,504
1,500,000	Sunoco Logistics Partners Operations LP	3.450%	01/15/23	1,457,447
2,300,000	Murphy Oil Corp	6.875%	08/15/24	2,397,750
500,000	Kinder Morgan Energy Partners LP	4.250%	09/01/24	502,660
1,000,000	Boardwalk Pipelines LP	4.950%	12/15/24	1,027,286
500,000	Murphy Oil Corp (f)	5.875%	12/01/42	457,500
				7,482,723
	FINANCIALS 13.1%
500,000	Morgan Stanley	6.625%	04/01/18	500,000
1,000,000	Jefferies Group LLC	5.125%	04/13/18	1,000,560
500,000	Bank of America Corp	6.875%	04/25/18	501,296
500,000	Provident Cos Inc	7.000%	07/15/18	506,547
500,000	MetLife Inc	6.817%	08/15/18	507,460
500,000	Hartford Financial Services Group Inc/The	6.000%	01/15/19	512,208
500,000	Royal Bank of Scotland Group PLC (a)	5.250%	02/15/19	508,548
500,000	BB&T Corp	6.850%	04/30/19	521,149
250,000	WR Berkley Corp	6.150%	08/15/19	260,441
500,000	Protective Life Corp	7.375%	10/15/19	531,952
500,000	Credit Suisse/New York NY (a)	5.400%	01/14/20	517,887
500,000	Prospect Capital Corp	4.000%	01/15/20	490,448
500,000	Morgan Stanley	5.500%	01/26/20	521,848
500,000	Hartford Financial Services Group Inc/The	5.500%	03/30/20	522,759

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)			March 31, 2018

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES (continued)
	CORPORATE BONDS (continued)
	FINANCIALS (continued)
$450,000	Compass Bank	5.500%	04/01/20	$467,415
1,000,000	HSBC Holdings PLC (a)	3.400%	03/08/21	1,004,638
1,000,000	Nationwide Financial Services Inc (g)	5.375%	03/25/21	1,053,782
500,000	Markel Corp	5.350%	06/01/21	529,890
500,000	Diamond 1 Finance Corp / Diamond 2 Finance Corp (g)	4.420%	06/15/21	512,884
1,000,000	Capital One Financial Corp	4.750%	07/15/21	1,042,810
500,000	Goldman Sachs Group Inc/The	5.250%	07/27/21	529,567
500,000	Aflac Inc	4.000%	02/15/22	511,528
3,000,000	Primerica Inc	4.750%	07/15/22	3,146,828
2,833,000	Infinity Property & Casualty Corp	5.000%	09/19/22	2,952,555
2,000,000	OneBeacon US Holdings Inc	4.600%	11/09/22	2,028,199
1,000,000	Standard Chartered PLC (a)(g)	3.950%	01/11/23	985,144
500,000	First American Financial Corp	4.300%	02/01/23	505,663
2,000,000	Wells Fargo & Co	3.450%	02/13/23	1,972,254
4,073,000	Assurant Inc	4.000%	03/15/23	4,108,166
1,000,000	Markel Corp	3.625%	03/30/23	1,001,602
1,000,000	General Motors Financial Co Inc	3.700%	05/09/23	992,714
1,500,000	Citigroup Inc	3.500%	05/15/23	1,482,063
1,000,000	General Motors Financial Co Inc	4.250%	05/15/23	1,016,812
500,000	Morgan Stanley	4.100%	05/22/23	506,727
3,000,000	Liberty Mutual Group Inc (g)	4.250%	06/15/23	3,061,834
2,000,000	Diamond 1 Finance Corp / Diamond 2 Finance Corp (g)	5.450%	06/15/23	2,120,050
500,000	Assurant Inc	4.200%	09/27/23	502,715
500,000	Ameriprise Financial Inc	4.000%	10/15/23	517,487
500,000	CNA Financial Corp	7.250%	11/15/23	580,766
500,000	Pacific Life Insurance Co (g)	7.900%	12/30/23	601,715
1,000,000	Moody’s Corp	4.875%	02/15/24	1,060,956
1,000,000	HSBC Holdings PLC (a)	4.250%	03/14/24	1,005,272
1,000,000	General Motors Financial Co Inc	3.950%	04/13/24	991,509
1,000,000	NASDAQ OMX Group Inc/The	4.250%	06/01/24	1,015,258
540,000	Wintrust Financial Corp	5.000%	06/13/24	547,399
2,250,000	Assured Guaranty US Holdings Inc	5.000%	07/01/24	2,398,508
3,088,000	Legg Mason Inc	3.950%	07/15/24	3,097,265
1,500,000	Symetra Financial Corp	4.250%	07/15/24	1,493,746
1,500,000	Stifel Financial Corp	4.250%	07/18/24	1,506,883
1,000,000	Citigroup Inc	4.000%	08/05/24	1,002,483
3,000,000	Synchrony Financial	4.250%	08/15/24	2,982,079
1,000,000	Bank of America Corp	4.200%	08/26/24	1,015,675
2,800,000	Brown & Brown Inc	4.200%	09/15/24	2,858,825
2,000,000	Old Republic International Corp	4.875%	10/01/24	2,108,903
2,000,000	TIAA Asset Management Finance Co LLC (g)	4.125%	11/01/24	2,036,279
3,000,000	American Express Co	3.625%	12/05/24	2,979,877
3,500,000	Associated Banc-Corp	4.250%	01/15/25	3,551,061
4,000,000	Kemper Corp	4.350%	02/15/25	4,003,052
1,050,000	TCF National Bank	4.600%	02/27/25	1,014,173
1,000,000	Compass Bank	3.875%	04/10/25	978,408
250,000	Liberty Mutual Insurance Co (g)	8.500%	05/15/25	313,004
1,000,000	Prudential Insurance Co of America/The (g)	8.300%	07/01/25	1,267,030
3,000,000	American International Group Inc	3.750%	07/10/25	2,954,053
1,000,000	General Motors Financial Co Inc	4.300%	07/13/25	1,001,395
1,000,000	Synchrony Financial	4.500%	07/23/25	1,000,075
2,000,000	Janus Capital Group Inc	4.875%	08/01/25	2,090,136
3,000,000	HSBC Holdings PLC (a)	4.250%	08/18/25	2,976,742
4,000,000	Capital One Financial Corp	4.200%	10/29/25	3,963,434
1,520,000	Legg Mason Inc	4.750%	03/15/26	1,589,365
2,000,000	Hanover Insurance Group Inc/The	4.500%	04/15/26	2,000,786
1,000,000	Wells Fargo & Co	4.100%	06/03/26	993,829

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)			March 31, 2018

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES (continued)
	CORPORATE BONDS (continued)
	FINANCIALS (continued)
$2,000,000	MSCI Inc (g)	4.750%	08/01/26	$1,980,000
3,290,000	Old Republic International Corp	3.875%	08/26/26	3,232,202
500,000	Morgan Stanley	4.350%	09/08/26	503,565
1,000,000	Citigroup Inc	4.300%	11/20/26	1,000,546
1,000,000	JPMorgan Chase & Co	4.125%	12/15/26	1,004,969
4,000,000	Mercury General Corp	4.400%	03/15/27	4,001,708
1,000,000	Brighthouse Financial Inc (g)	3.700%	06/22/27	927,790
1,000,000	Synchrony Financial	3.950%	12/01/27	945,675
250,000	Provident Cos Inc	7.250%	03/15/28	307,045
500,000	Farmers Exchange Capital (g)	7.050%	07/15/28	601,125
500,000	Goldman Sachs Group Inc/The	4.250%	11/15/30	491,536
500,000	Goldman Sachs Group Inc/The	4.000%	02/15/31	501,456
500,000	Goldman Sachs Group Inc/The	4.300%	12/15/32	495,858
649,000	Lloyds Bank PLC (a)(f)	3.400%	01/31/33	617,132
250,000	Citigroup Inc (f)	4.000%	06/27/34	242,983
538,000	Bank of America Corp	4.000%	08/15/34	540,679
1,000,000	Goldman Sachs Group Inc/The	4.000%	01/30/35	1,000,034
300,000	Goldman Sachs Group Inc/The (f)	3.750%	05/31/36	287,310
500,000	Swiss Re Treasury US Corp (g)	4.250%	12/06/42	511,193
500,000	Principal Financial Group Inc	4.350%	05/15/43	499,127
2,500,000	M&T Bank Corp (f)	5.13%	12/29/49	2,493,750
				121,122,054
	HEALTH CARE 1.4%
1,000,000	Quest Diagnostics Inc	4.700%	04/01/21	1,041,637
1,000,000	Laboratory Corp of America Holdings	3.750%	08/23/22	1,016,961
1,000,000	Laboratory Corp of America Holdings	4.000%	11/01/23	1,020,671
2,000,000	Mylan Inc/PA	4.200%	11/29/23	2,023,312
500,000	Wyeth LLC	6.450%	02/01/24	582,195
3,000,000	Actavis Funding SCS (a)	3.800%	03/15/25	2,947,152
1,500,000	Baxalta Inc	4.000%	06/23/25	1,497,564
1,000,000	Celgene Corp	3.875%	08/15/25	990,715
1,000,000	Biogen Inc	4.050%	09/15/25	1,023,703
1,000,000	Express Scripts Holding Co	4.500%	02/25/26	1,018,155
				13,162,065
	INDUSTRIALS 2.2%
65,000	Masco Corp	7.125%	03/15/20	69,694
500,000	IDEX Corp	4.200%	12/15/21	500,314
500,000	GATX Corp	4.750%	06/15/22	523,627
500,000	Penske Truck Leasing Co Lp / PTL Finance Corp (g)	4.875%	07/11/22	526,234
2,000,000	Dun & Bradstreet Corp/The (f)	4.625%	12/01/22	2,012,518
2,000,000	Crown Americas LLC / Crown Americas Capital Corp IV	4.500%	01/15/23	1,985,000
1,850,000	MasTec Inc	4.875%	03/15/23	1,831,500
1,000,000	GATX Corp	3.900%	03/30/23	1,010,933
500,000	Ingersoll-Rand Global Holding Co Ltd (a)	4.250%	06/15/23	521,692
1,000,000	Flowserve Corp	4.000%	11/15/23	1,001,952
2,126,000	Air Lease Corp	4.850%	02/01/24	2,114,622
2,617,000	Oshkosh Corp	5.375%	03/01/25	2,695,510
2,000,000	Tennant Co	5.625%	05/01/25	2,040,000
500,000	Toro Co/The	7.800%	06/15/27	606,552
2,000,000	Eaton Corp	4.000%	11/02/32	2,004,464
590,000	Eaton Corp	4.150%	11/02/42	584,798
500,000	Lockheed Martin Corp	4.070%	12/15/42	493,599
				20,523,009

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)			March 31, 2018

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES (continued)
	CORPORATE BONDS (continued)
	INFORMATION TECHNOLOGY 3.5%
$500,000	Broadridge Financial Solutions Inc	3.950%	09/01/20	$509,268
81,000	Hewlett-Packard Co	3.750%	12/01/20	82,240
750,000	Hewlett-Packard Co	4.300%	06/01/21	773,767
2,000,000	NetApp Inc	3.375%	06/15/21	1,999,033
1,000,000	eBay Inc	3.800%	03/09/22	1,015,050
2,000,000	Western Union Co/The	3.600%	03/15/22	1,998,611
500,000	Motorola Solutions Inc	3.750%	05/15/22	499,353
2,000,000	Symantec Corp	3.950%	06/15/22	1,999,044
1,000,000	Hewlett-Packard Co	4.050%	09/15/22	1,031,053
1,000,000	DXC Technology Co	4.450%	09/18/22	1,035,196
1,025,000	Fiserv Inc	3.500%	10/01/22	1,031,969
3,000,000	Autodesk Inc	3.600%	12/15/22	3,006,318
1,352,000	Total System Services Inc	3.750%	06/01/23	1,351,499
1,000,000	Altera Corp	4.100%	11/15/23	1,041,810
1,000,000	Juniper Networks Inc	4.500%	03/15/24	1,023,121
500,000	Motorola Solutions Inc	4.000%	09/01/24	499,473
2,000,000	Lam Research Corp	3.800%	03/15/25	2,018,068
1,031,000	Arrow Electronics Inc	4.000%	04/01/25	1,025,027
1,000,000	Juniper Networks Inc	4.350%	06/15/25	1,012,110
2,000,000	Hewlett Packard Enterprise Co (f)	4.900%	10/15/25	2,076,505
1,500,000	Dell International LLC / EMC Corp (g)	6.020%	06/15/26	1,615,382
4,000,000	Intel Corp	4.000%	12/15/32	4,164,791
1,500,000	Western Union Co/The	6.200%	11/17/36	1,571,561
				32,380,249
	MATERIALS 2.4%
500,000	Carpenter Technology Corp	5.200%	07/15/21	509,393
500,000	Freeport-McMoRan Inc	4.000%	11/14/21	497,500
175,000	Mosaic Co/The	3.750%	11/15/21	176,717
500,000	Barrick Gold Corp (a)	3.850%	04/01/22	511,234
1,000,000	Domtar Corp	4.400%	04/01/22	1,032,713
1,000,000	RPM International Inc	3.450%	11/15/22	1,001,208
1,000,000	Carpenter Technology Corp	4.450%	03/01/23	1,000,885
1,402,000	Reliance Steel & Aluminum Co	4.500%	04/15/23	1,445,042
2,000,000	Nucor Corp	4.000%	08/01/23	2,070,161
1,000,000	BP Capital Markets PLC (a)	3.994%	09/26/23	1,030,563
2,000,000	Mosaic Co/The	4.250%	11/15/23	2,039,256
1,000,000	International Paper Co	3.650%	06/15/24	995,751
1,000,000	Steel Dynamics Inc	5.500%	10/01/24	1,031,200
1,000,000	Freeport-McMoRan Inc	4.550%	11/14/24	982,500
756,000	Eastman Chemical Co	3.800%	03/15/25	764,354
865,000	Union Carbide Corp	7.500%	06/01/25	1,034,344
200,000	Worthington Industries Inc	4.550%	04/15/26	201,418
2,782,000	HB Fuller Co	4.000%	02/15/27	2,566,395
1,250,000	Dow Chemical Co/The	4.250%	10/01/34	1,255,747
1,000,000	Alcoa Inc	5.950%	02/01/37	1,035,000
1,000,000	Newmont Mining Corp	4.875%	03/15/42	1,048,316
				22,229,697
	REAL ESTATE 0.6%
1,000,000	CBRE Services Inc	5.250%	03/15/25	1,069,772
350,000	CBRE Services Inc	4.875%	03/01/26	367,057
3,000,000	Physicians Realty LP	4.300%	03/15/27	2,974,900
1,046,000	Physicians Realty LP	3.950%	01/15/28	1,002,695
				5,414,424

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)			March 31, 2018

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES (continued)
	CORPORATE BONDS (continued)
	TELECOMMUNICATION SERVICES 0.4%
$500,000	CenturyLink Inc	6.150%	09/15/19	$513,750
1,150,000	AT&T Inc	3.800%	03/01/24	1,151,820
500,000	Qwest Capital Funding Inc	6.875%	07/15/28	450,000
1,000,000	Verizon Communications Inc	4.400%	11/01/34	987,602
1,000,000	AT&T Inc	4.500%	05/15/35	982,154
				4,085,326
	UTILITIES 1.1%
1,000,000	Tampa Electric Co	6.100%	05/15/18	1,004,253
250,000	Vectren Utility Holdings Inc	5.750%	08/01/18	252,583
250,000	South Jersey Gas Co	7.125%	10/22/18	254,343
250,000	United Utilities PLC (a)	5.375%	02/01/19	255,230
1,170,000	ONEOK Inc	4.250%	02/01/22	1,195,974
785,000	SCANA Corp	4.125%	02/01/22	779,659
1,000,000	Exelon Generation Co LLC	4.250%	06/15/22	1,032,729
1,565,000	National Fuel Gas Co	3.750%	03/01/23	1,560,246
1,060,000	PSEG Power LLC	4.300%	11/15/23	1,102,312
1,550,000	Dominion Resources Inc/VA	3.625%	12/01/24	1,536,064
1,500,000	National Fuel Gas Co	3.950%	09/15/27	1,454,574
				10,427,967

	TOTAL CORPORATE BONDS			270,392,966

	ASSET BACKED SECURITIES 3.0%
497,135	Delta Air Lines 2012-1 Class B Pass Through Trust (g)	6.875%	05/07/19	513,938
19,586	Continental Airlines 1999-1 Class B Pass Through Trust	6.795%	02/02/20	19,733
162,073	Continental Airlines 2010-1 Class B Pass Through Trust	6.000%	07/12/20	165,006
222,545	Delta Air Lines 2011-1 Class A Pass Through Trust	5.300%	10/15/20	226,306
383,445	America West Airlines 2000-1 Pass Through Trust	8.057%	01/02/22	418,683
470,307	American Airlines 2011-1 Class A Pass Through Trust	5.250%	07/31/22	489,119
346,349	Air Canada 2013-1 Class B Pass Through Trust (a)(g)	5.375%	11/15/22	355,008
668,837	Northwest Airlines 2002-1 Class G-2 Pass Through Trust	6.264%	05/20/23	695,591
385,015	United Airlines 2014-1 Class B Pass Through Trust	4.750%	10/11/23	391,752
168,952	Continental Airlines 2007-1 Class A Pass Through Trust	5.983%	10/19/23	180,171
278,924	Southwest Airlines Co 2007-1 Pass Through Trust	6.150%	02/01/24	297,221
653,219	Delta Air Lines 2007-1 Class B Pass Through Trust (g)	8.021%	02/10/24	729,123
57,360	United Airlines 2014-2 Class B Pass Through Trust	4.625%	03/03/24	58,330
498,032	American Airlines 2014-1 Class B Pass Through Trust	4.375%	04/01/24	499,925
1,000,000	United Airlines 2015-1 Class A Pass Through Trust	3.700%	06/01/24	997,500
591,973	US Airways 2010-1 Class A Pass Through Trust	6.250%	10/22/24	641,166
1,749,061	American Airlines 2015-1 Class B Pass Through Trust	3.700%	11/01/24	1,712,680
1,251,230	Delta Air Lines 2015-1 Class B Pass Through Trust	4.250%	01/30/25	1,259,863
787,597	American Airlines 2015-2 Class B Pass Through Trust	4.400%	03/22/25	791,535
312,364	US Airways 2011-1 Class A Pass Through Trust	7.125%	04/22/25	349,255
3,306,205	American Airlines 2016-1 Class B Pass Through Trust	5.250%	07/15/25	3,425,889
1,108,474	Spirit Airlines Pass Through Trust 2015-1B	4.450%	10/01/25	1,112,686
2,034,398	Hawaiian Airlines 2013-1 Class A Pass Through Certificates	3.900%	01/15/26	2,034,398
1,483,229	Continental Airlines 2012-2 Class A Pass Through Trust	4.000%	04/29/26	1,496,281
1,129,838	American Airlines 2017-1 Class B Pass Through Trust	4.950%	08/15/26	1,163,055
868,776	United Airlines 2013-1 Class A Pass Through Trust	4.300%	02/15/27	886,672
1,000,000	American Airlines 2016-3 Class B Pass Through Trust	3.750%	04/15/27	976,200
772,687	US Airways 2013-1 Class A Pass Through Trust	3.950%	05/15/27	773,614
2,000,000	United Airlines 2016-1 Class B Pass Through Trust	3.650%	07/07/27	1,943,800
1,615,713	American Airlines 2014-1 Class A Pass Through Trust	3.700%	04/01/28	1,590,023
408,575	American Airlines 2015-1 Class A Pass Through Trust	3.375%	11/01/28	395,296
566,717	American Airlines 2015-2 Class A Pass Through Trust	4.000%	03/22/29	569,890
173,816	American Airlines 2015-2 Class AA Pass Through Trust	3.600%	03/22/29	171,783
121,074	Spirit Airlines Pass Through Trust 2015-1A	4.100%	10/01/29	122,684
				27,454,176

	TOTAL FIXED INCOME SECURITIES			$297,847,142
	(cost $296,229,369)

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)		March 31, 2018

Shares	Security Description	Fair Value
	COMMON STOCKS 64.7%
	CONSUMER DISCRETIONARY 3.7%
86,000	Home Depot Inc/The	$15,328,640
95,000	Target Corp	6,595,850
125,000	Walt Disney Co/The	12,555,000
		34,479,490
	CONSUMER STAPLES 4.2%
166,000	General Mills Inc	7,479,960
77,000	Hershey Co/The	7,619,920
515,000	Hormel Foods Corp	17,674,800
57,000	Kimberly-Clark Corp	6,277,410
		39,052,090
	ENERGY 4.1%
126,000	Chevron Corp	14,369,040
156,000	Exxon Mobil Corp	11,639,160
186,000	Schlumberger Ltd (a)	12,049,080
		38,057,280
	FINANCIALS 10.1%
102,000	American Express Co	9,514,560
324,000	Associated Banc-Corp	8,051,400
101,000	Great Western Bancorp Inc	4,067,270
140,000	JPMorgan Chase & Co	15,395,800
271,000	Principal Financial Group Inc	16,506,610
28,000	Travelers Cos Inc/The	3,888,080
527,000	US Bancorp/MN	26,613,500
175,000	Wells Fargo & Co	9,171,750
		93,208,970
	HEALTH CARE 16.7%
379,000	Abbott Laboratories	22,709,680
28,000	AbbVie Inc	2,650,200
62,000	Baxter International Inc	4,032,480
28,000	Bio-Techne Corp	4,229,120
99,500	Bristol-Myers Squibb Co	6,293,375
157,000	Eli Lilly & Co	12,147,090
167,000	Johnson & Johnson	21,401,050
353,500	Medtronic PLC (e)	28,357,770
137,000	Patterson Cos Inc	3,045,510
515,000	Pfizer Inc	18,277,350
554,000	Roche Holding AG (d)	15,858,250
73,000	UnitedHealth Group Inc	15,622,000
		154,623,875
	INDUSTRIALS 14.5%
78,000	3M Co	17,122,560
153,000	CH Robinson Worldwide Inc	14,337,630
176,000	Donaldson Co Inc	7,928,800
102,000	Emerson Electric Co	6,966,600
117,000	Fastenal Co	6,387,030
458,000	General Electric Co	6,173,840
393,000	Graco Inc	17,967,960
159,000	Honeywell International Inc	22,977,090
137,000	Pentair PLC (a)	9,333,810
80,000	Toro Co/The	4,996,000
186,100	United Parcel Service Inc, Class B	19,477,226
		133,668,546
	INFORMATION TECHNOLOGY 5.7%
18,200	Alphabet Inc (b)	18,778,578
383,000	Corning Inc	10,678,040
27,000	International Business Machines Corp	4,142,610
73,000	Microsoft Corp	6,662,710
100,000	QUALCOMM Inc	5,541,000
350,000	Western Union Co/The	6,730,500
		52,533,438

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)			March 31, 2018

Shares		Security Description	Fair Value
		COMMON STOCKS (continued)
		MATERIALS 4.6%
210,000		Bemis Co Inc	$9,139,200
193,000		Ecolab Inc	26,454,510
136,000		HB Fuller Co	6,763,280
			42,356,990
		REAL ESTATE 0.3%
192,000		Physicians Realty Trust	2,989,440

		UTILITIES 0.8%
47,000		ALLETE Inc	3,395,750
78,000		Xcel Energy Inc	3,547,440
			6,943,190

		TOTAL COMMON STOCKS	$597,913,309
		(cost $421,934,314)

		PREFERRED SECURITIES 0.6%
		FINANCIALS 0.4%
20,052		Cullen/Frost Bankers Inc	499,495
40,000		Selective Insurance Group Inc	1,006,000
50,000		TCF Financial Corp	1,250,000
40,000		WR Berkley Corp	1,002,000
			3,757,495
		TELECOMMUNICATION SERVICES 0.2%
20,000		AT&T Inc	508,000
40,000		Qwest Corp	894,000
			1,402,000

		TOTAL PREFERRED SECURITIES	$5,159,495
		(cost $5,280,036)

		SHORT-TERM INVESTMENTS 1.9%
17,694,294		First American Government Obligations Fund, Class Z, 1.53% (c)	$17,694,294
		(cost $17,694,294)

		TOTAL INVESTMENTS 99.4%	$918,614,240
		(cost $741,138,013)

		OTHER ASSETS AND LIABILITIES (NET) 0.6%	5,488,754

		TOTAL NET ASSETS 100.0%	$924,102,994

	(a)	Foreign security denominated in U.S. dollars. As of March 31, 2018, these securities represented $35,619,636 or 3.9% of total net assets.
	(b)	Non-income producing.
	(c)	The rate quoted is the annualized seven-day effective yield as of March 31, 2018.
	(d)	American Depositary Receipt.
	(e)
Issuer headquartered overseas but considered domestic. In determining whether a security is foreign or domestic, the Adviser will generally look at the location of the headquarters of the issuer.  However, if the issuer is believed by the Adviser to be headquartered in a jurisdiction primarily for tax purposes, the Adviser will consider the following additional factors: 1) the location of the primary exchange trading its securities; 2) where it derives the majority of its revenues, and/or 3) where it earns the majority of its profits.

	(f)	Step Bonds - Securities for which the coupon rate of interest will adjust on specified future date(s). The rate disclosed represents the coupon rate in effect as of March 31, 2018.
	(g)
Securities exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities have been determined to be liquid under guidelines established by the Fund’s Board of Trustees.  As of March 31, 2018, these securities represented $26,941,646 or 2.9% of total net assets.

		The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s
		Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Adviser.

See accompanying Notes to Schedules of Investments.

Mairs & Power Small Cap Fund
SCHEDULE OF INVESTMENTS (unaudited)		March 31, 2018

Shares	Security Description	Fair Value
	COMMON STOCKS 99.3%
	CONSUMER DISCRETIONARY 6.8%
350,785	Gentherm Inc (a)	$11,909,151
330,923	Marcus Corp/The	10,043,513
892,700	Tile Shop Holdings Inc	5,356,200
		27,308,864
	CONSUMER STAPLES 2.9%
107,600	Casey’s General Stores Inc	11,811,252

	ENERGY 1.0%
515,700	Oasis Petroleum Inc (a)	4,177,170

	FINANCIALS 23.0%
452,761	Associated Banc-Corp	11,251,111
127,700	Cullen/Frost Bankers Inc	13,545,139
188,148	EMC Insurance Group Inc	5,095,048
363,200	Glacier Bancorp Inc	13,939,616
354,000	Great Western Bancorp Inc	14,255,580
89,725	QCR Holdings Inc	4,024,166
181,915	United Bankshares Inc/WV	6,412,504
217,812	United Fire Group Inc	10,424,482
165,000	Wintrust Financial Corp	14,198,250
		93,145,896
	HEALTH CARE 11.8%
117,000	Bio-Techne Corp	17,671,680
207,936	Calyxt Inc (a)	2,728,120
76,815	Cardiovascular Systems Inc (a)	1,684,553
338,800	Catalent Inc (a)	13,911,128
121,600	Patterson Cos Inc	2,703,168
285,049	Premier Inc (a)	8,924,884
		47,623,533
	INDUSTRIALS 28.3%
471,112	Actuant Corp	10,953,354
319,700	Apogee Enterprises Inc	13,858,995
291,468	Donaldson Co Inc	13,130,633
199,872	Generac Holdings Inc (a)	9,176,124
216,800	Graco Inc	9,912,096
217,400	Hub Group Inc, Class A (a)	9,098,190
158,900	Oshkosh Corp	12,278,203
59,000	Proto Labs Inc (a)	6,935,450
159,676	Raven Industries Inc	5,596,644
58,900	Snap-on Inc	8,690,106
205,343	Tennant Co	13,901,721
17,300	Toro Co/The	1,080,385
		114,611,901
	INFORMATION TECHNOLOGY 10.2%
233,965	Badger Meter Inc	11,031,450
284,240	Cray Inc (a)	5,883,768
263,500	CyberOptics Corp (a)	4,743,000
108,093	IntriCon Corp (a)	2,161,860
19,900	Littelfuse Inc	4,142,782
73,113	NVE Corp	6,076,422
16,148	SPS Commerce Inc (a)	1,034,602
270,980	Workiva Inc (a)	6,422,226
		41,496,110
	MATERIALS 4.6%
140,700	Bemis Co Inc	6,123,264
127,536	Hawkins Inc	4,482,890
162,800	HB Fuller Co	8,096,044
		18,702,198
	REAL ESTATE 7.3%
88,106	Agree Realty Corp	4,232,612
141,700	CoreSite Realty Corp	14,206,842
726,500	Physicians Realty Trust	11,311,605
		29,751,059
	UTILITIES 3.4%
58,300	ALLETE Inc	4,212,175
178,800	Black Hills Corp	9,708,840
		13,921,015

	TOTAL COMMON STOCKS	$402,548,998
	(cost $332,284,752)

Mairs & Power Small Cap Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)		March 31, 2018

Shares		Security Description	Fair Value
		SHORT-TERM INVESTMENTS 1.1%
4,473,374		First American Government Obligations Fund, Class Z, 1.53% (b)	$4,473,374
		(cost $4,473,374)

		TOTAL INVESTMENTS 100.4%	$407,022,372
		(cost $336,758,126)

		OTHER ASSETS AND LIABILITIES (NET) (0.4)%	(1,444,442)

		TOTAL NET ASSETS 100.0%	$405,577,930

	(a)	Non-income producing.
	(b)	The rate quoted is the annualized seven-day effective yield as of March 31, 2018.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Adviser.

See accompanying Notes to Schedules of Investments.

Mairs & Power Funds Trust
NOTES TO SCHEDULES OF INVESTMENTS (unaudited)	March 31, 2018

Mairs & Power Funds Trust (the Trust) is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act).  Mairs & Power Growth Fund (the Growth Fund), Mairs & Power Balanced Fund (the Balanced Fund) and Mairs & Power Small Cap Fund (the Small Cap Fund) (individually a Fund and collectively the Funds) are series within the Trust.

Security Valuations
Security valuations for each Fund’s investments are furnished by independent pricing services that have been approved by the Trust’s Board of Trustees (the Board). Investments in listed equity securities are valued at the last quoted sale price on the securities exchange on which such securities are principally traded or at the NASDAQ Official Closing Price if readily available for such securities on each business day.  Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are valued at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued at the bid price furnished by an independent pricing service. Debt obligations with 60 days or less remaining until maturity may be valued at the bid price furnished by an independent pricing service and in certain circumstances may be valued at their amortized cost, which approximates fair value. Pricing service prices for debt obligations are based on various evaluative and matrix-based methodologies and models that use market inputs such as market transactions, dealer quotations, benchmark yields and issuer, industry and economic events. These techniques generally consider overall market conditions and such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity and ratings.

Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from two or more dealers that make markets in the securities. When market quotations are not readily available, or when the last quoted sale price is not considered representative of the value of the security if it were to be sold on that day, the security will be valued at fair value as determined in good faith by the Fair Value Committee appointed by the Board, pursuant to procedures approved by the Board.

When determining the value of a security, the Fair Value Committee takes into consideration all indications of value that appear relevant under the particular circumstances as well as fundamental analytical data relating to the security, the nature and duration of any restrictions on the disposition of the security, and the forces influencing the market in which the security is purchased or sold in addition to other more specific factors that may be applied on a case-by-case basis.  Consequently, the value of the security used by a Fund may differ from a quoted or published price for the same security.  Fair value pricing involves subjective judgments and it is possible that the fair value determined for the security is materially different than the value that could be realized upon the sale of that security. As of March 31, 2018, no securities were valued using this method.

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued.  This evaluation did not result in any subsequent events that necessitated recognition or disclosures.

Fair Valuation Measurements
The Trust has adopted authoritative fair valuation accounting standards, which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities.
•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

NOTES TO SCHEDULES OF INVESTMENTS (unaudited)(continued)	March 31, 2018

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the securities held by each Fund as of March 31, 2018:

	Growth Fund	Balanced Fund	Small Cap Fund
Level 1*	$4,407,756,032	$620,767,098	$407,022,372
Level 2**	-	297,847,142	-
Level 3	-	-	-
Total	$4,407,756,032	$918,614,240	$407,022,372

*   All Level 1 investments are equity securities (common stocks and preferred securities) and short-term investments.
** All Level 2 investments are fixed income securities, excluding preferred securities.

For detail of securities by major sector classification for the Funds, please refer to the Schedules of Investments.

The Funds had no transfers amongst levels and did not hold any Level 3 investments during the period ended March 31, 2018.

Security Transactions
Security transactions are recorded on the date on which securities are purchased or sold.

Income Taxes
At December 31, 2017, the components of accumulated earnings (losses) on a tax basis were as follows:
	Growth Fund	Balanced Fund	Small Cap Fund
Cost of investments	$2,525,479,693	$752,892,481	$344,328,020
Gross unrealized appreciation	$2,240,110,614	$236,331,664	$100,785,433
Gross unrealized depreciation	(51,292,987)	(8,929,281)	(11,764,179)
Net unrealized appreciation	$2,188,817,627	$227,402,383	$89,021,254
Undistributed ordinary income	$-	$-	$-
Undistributed long-term capital gains	11,174,066	3,341,989	2,613,381
Total distributable earnings	$11,174,066	$3,341,989	$2,613,381
Other accumulated earnings	-	-	-
Total accumulated earnings	$2,199,991,693	$230,744,372	$91,634,635

Transactions With Affiliated Companies
The Growth Fund owned 5% or more of the voting securities of the following companies during the period ended March 31, 2018. As a result, these companies are deemed to be affiliates of the Growth Fund as defined by the 1940 Act. Transactions during the period in these securities of affiliated companies were as follows:

NOTES TO SCHEDULES OF INVESTMENTS (unaudited)(continued)	March 31, 2018

	Share Activity
Security Name	Balance 12/31/17	Purchases	Sales	Balance 03/31/18	Dividend Income	Fair Value at 03/31/18	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
NVE Corp	270,000	-	-	270,000	$270,000	$22,439,700	$-	$(780,300)

Item 2. Controls and Procedures.
(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time period specified by the SEC’s rules and forms.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Mairs & Power Funds Trust

By (Signature and Title) /s/ Mark L. Henneman
      Mark L. Henneman, President

Date   5/18/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Mark L. Henneman
             Mark L. Henneman, President
(Principal Executive Officer)

Date   5/18/18

By (Signature and Title) /s/ Andrea C. Stimmel
      Andrea C. Stimmel, Treasurer
      (Principal Financial Officer)

Date   5/18/18

* Print the name and title of each signing officer under his or her signature.